Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information Line Items
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000885740
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2